Stock Based Compensation (Changes and Status of Key Management 2008 Restricted Stock Nonvested Shares) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Aug. 02, 2011 Key Management 2008 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2008 Restricted Stock Plan [Member]	Dec. 31, 2010 Key Management 2008 Restricted Stock Plan [Member]
Nonvested Shares
Beginning Balance (shares)			11,089
Issued (shares)			17,343
Vested (shares)			(11,492)	0
Forfeited (shares)			(260)
Ending Balance (shares)			16,680.00
Weighted Average Fair value
Beginning Balance, weighted average grant date fair value (dollars per share)			$ 63.20
Granted, weighted average grant date fair value (dollars per share)	$ 0	$ 69.37	$ 52.69
Vested, weighted average grant date fair value (dollars per share)			$ 56.56
Forfeited, weighted average grant date fair value (dollars per share)			$ 69.37
Ending Balance, weighted average grant date fair value (dollars per share)			$ 56.75